Leuthold Core ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 81.12%
Exchange Traded Fund - 81.12%
Direxion Daily S&P 500 Bear 1x Shares	190,802	$3,150,141
Fidelity MSCI Consumer Staples Index ETF	70,041	3,138,537
Fidelity MSCI Energy Index ETF	187,179	4,462,347
Fidelity MSCI Financials Index ETF	30,190	1,447,309
Health Care Select Sector SPDR Fund	22,945	3,117,078
Industrial Select Sector SPDR Fund	6,038	592,992
Invesco CurrencyShares Euro Currency Trust	9,661	954,507
Invesco CurrencyShares Japanese Yen Trust (a)	6,038	429,302
iShares 1-3 Year Treasury Bond ETF	82,117	6,665,436
iShares 7-10 Year Treasury Bond ETF	4,830	462,617
iShares 20+ Year Treasury Bond ETF	4,830	480,875
iShares Gold Trust (a)	33,813	1,169,592
iShares JP Morgan USD Emerging Markets Bond ETF	3,623	306,470
iShares MBS ETF	8,453	784,016
iShares MSCI Global Metals & Mining Producers ETF	21,737	891,217
iShares U.S. Healthcare Providers ETF	10,868	2,909,255
iShares U.S. Home Construction ETF	21,737	1,317,371
iShares U.S. Insurance ETF	21,737	1,986,762
iShares U.S. Transportation ETF	3,623	773,692
SPDR Bloomberg International Corporate Bond ETF	21,737	602,550
SPDR Bloomberg International Treasury Bond ETF	85,740	1,923,148
SPDR Bloomberg Short Term High Yield Bond ETF	16,907	409,826
SPDR S&P Homebuilders ETF	9,661	582,752
SPDR S&P Metals & Mining ETF	13,284	661,676
SPDR S&P Retail ETF	12,076	729,994
SPDR S&P Semiconductor ETF	4,830	807,721
Technology Select Sector SPDR Fund	49,512	6,161,272
VanEck JP Morgan EM Local Currency Bond ETF	41,059	994,860
Vanguard Short-Term Inflation-Protected Securities ETF	18,114	846,105
TOTAL EXCHANGE TRADED FUNDS (Cost $47,801,273)		48,759,420

SHORT-TERM INVESTMENTS - 18.91%
Money Market Fund - 18.91%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.06%(b)	11,365,835	11,365,835
TOTAL SHORT-TERM INVESTMENTS (Cost $11,365,835)		11,365,835

Total Investments (Cost $59,167,108) - 100.03%		60,125,255
Liabilities in Excess of Other Assets - (0.03)%		(16,255)
TOTAL NET ASSETS - 100.00%		$60,109,000

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,759,420	$–	$–	$48,759,420
Money Market Funds	11,365,835	–	–	11,365,835
Total Investments in Securities	$60,125,255	$–	$–	$60,125,255

The Fund did not invest in any Level 3 securities during the period.